Organization and Business Description (Details) - Schedule of Revenue - VIE [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Company Revenue [Line Items]
Net revenue	$ 10,253,163	$ 9,467,621
Net income	$ 1,766,347	$ 1,225,864